2. BASIS OF PREPARATION: Basis and Principle of Consolidation: Schedule of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Subsidiaries

The consolidated financial statements include financial statements of the Company and the subsidiaries listed below:

Company Name	Country of Incorporation	Economic interests
ZenaTech, Inc.	Canada	100%
PacePlus Inc.	United States of America	100%
SystemView Inc.	United States of America	100%
ZigVoice, Inc.	United States of America	100%
ZenaDrone, Inc.	United States of America	100%
ZenaDrone Limited	Ireland	100%
ZenaDrone Manufacturing, Inc.	United States of America	100%
Othership Ltd.	United Kingdom	100%
Workaware, Inc.	United States of America	100%
TillerStack, GmbH	Germany	100%
TillerStack, Inc.	United States of America	100%
Ecker Capital, Inc	United States of America	100%
Drone as a Service, Inc.	United States of America	100%
DroneAsAService.com Drone Services Inc.	Canada	100%
ZenaDrone Trading L.L.C.	United Arab Emirates	100%
ZenaDrone Manufacturing (FZE)	United Arab Emirates	100%
Spider Vision Sensors, Ltd.	Taiwan	100%
Weddle Surveying Inc.	United States of America	100%
Casado Design Limited	United Kingdom	100%
Empire Land Surveying, Inc.	United States of America	100%
Morgan Land Services, Inc.	United States of America	100%
Cardinal Survey & Design, Inc.	United States of America	100%
A & J Land Surveyors, Inc.	United States of America	100%
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	100%
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	100%
Vara 3D, Inc.	United States of America	100%
Laventure & Associates, Inc.	United States of America	100%
Atlantic Civil Engineering, Inc.	United States of America	100%
DaaS SW, Incorporated	United States of America	100%
L. D. King Engineering Co., Inc.	United States of America	100%
Drone as a Service Franchise, Inc.	United States of America	100%
Zena AI, Inc.	United States of America	100%
Drone as a Service.com Pty Ltd	Australia	100%
ZenaDrone Inc.	Canada	100%
PsPortals, Inc.	United States of America	100%
Interactive Systems, Inc.	United States of America	100%
interlinkONE, Inc.	United States of America	100%
ZooOffice, Inc.	United States of America	100%
KJM Land Surveying, Inc.	United States of America	100%
Wallace Surveying Corporation	United States of America	100%
Lescure Engineers, Inc.	United States of America	100%
Putt Land Surveying, Inc.	United States of America	100%
Rampart Surveys Inc.	United States of America	100%
Smith Surveying, Inc.	United States of America	100%
Holt Surveying & Mapping, Inc.	United States of America	100%
Andrew Spiewak Land Surveyor, Inc.	United States of America	100%
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	100%